Accounts Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 01, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 0		$ 52,761
Unpaid balance on equipment		$ 52,761	$ 52,761
Wrote off unpaid balance	$ 52,761